Form N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	WISDOMTREE DIGITAL TRUST
Entity Central Index Key	0001859001
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Sep. 10, 2025